Fair Value Measurements (Freestanding Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Equity Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	$ 56		$ 47
Total realized/unrealized gains (losses) included in net income	3	[1],[2]	(11)	[1],[2]
Fair value, Ending Balance	55		56
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	2	[2],[3]	(9)	[2],[3]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Total realized/unrealized gains (losses) included in OCI	(3)	[4]	(3)	[4]
Purchases	11		31
Settlements	0		0
Sales	(12)		(4)
Transfers out of Level 3	0	[5]	(4)	[5]
Freestanding Derivatives [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	661	[6]	415	[6]
Total realized/unrealized gains (losses) included in net income	(712)	[1],[2],[6]	11	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	306	[6]	387	[6]
Settlements	405	[6]	(152)	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	62	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	722	[6]	661	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(715)	[2],[3],[6]	32	[2],[3],[6]
Freestanding Derivatives [Member] | Hedging Derivatives [Member] | International [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	(35)	[6]	5	[6]
Total realized/unrealized gains (losses) included in net income	(83)	[1],[2],[6]	3	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	(60)	[6]	(43)	[6]
Settlements	95	[6]	0	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	8	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	(75)	[6]	(35)	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(85)	[2],[3],[6]	(4)	[2],[3],[6]
Freestanding Derivatives [Member] | US Macro Hedge Program [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	357	[6]	203	[6]
Total realized/unrealized gains (losses) included in net income	(323)	[1],[2],[6]	(128)	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	252	[6]	347	[6]
Settlements	0	[6]	(65)	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	0	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	286	[6]	357	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(322)	[2],[3],[6]	(107)	[2],[3],[6]
Freestanding Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | Hedging Derivatives [Member] | U.S. [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	883	[6]	600	[6]
Total realized/unrealized gains (losses) included in net income	(431)	[1],[2],[6]	279	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	56	[6]	23	[6]
Settlements	(12)	[6]	(19)	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	23	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	519	[6]	883	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(425)	[2],[3],[6]	278	[2],[3],[6]
Freestanding Derivatives [Member] | Credit derivative [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	(489)	[6]	(344)	[6]
Total realized/unrealized gains (losses) included in net income	155	[1],[2],[6]	(144)	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	0	[6]	20	[6]
Settlements	338	[6]	(21)	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	0	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	4	[6]	(489)	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	126	[2],[3],[6]	(137)	[2],[3],[6]
Freestanding Derivatives [Member] | Equity derivative [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	36	[6]	4	[6]
Total realized/unrealized gains (losses) included in net income	(32)	[1],[2],[6]	(8)	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	57	[6]	40	[6]
Settlements	(16)	[6]	0	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	0	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	45	[6]	36	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(8)	[2],[3],[6]	(8)	[2],[3],[6]
Freestanding Derivatives [Member] | Interest rate derivatives [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	(91)	[6]	(53)	[6]
Total realized/unrealized gains (losses) included in net income	2	[1],[2],[6]	9	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	1	[6]	0	[6]
Settlements	0	[6]	(47)	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	31	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	(57)	[6]	(91)	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	$ (1)	[2],[3],[6]	$ 10	[2],[3],[6]

[1]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]	All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.
[3]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).
[4]	All amounts are before income taxes and amortization of DAC.
[5]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[6]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.